ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
Deposits received from new distributors	¥ 16,200	¥ 16,200
Accrued salary	754	514
Accrued rent, electricity and water	1,231	1,156
Accrued other taxes	866	866
Others	987	3,645
Current accrued expenses and other current liabilities	¥ 20,038	¥ 22,381